Schedule of Promissory Notes (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of options exercised	785,000	3,910,000
Promissory note [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised	12,176,667
Number of options exercised	1,810,000